UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stark Offshore Management LLC

Address:   3600 South Lake Drive
           St. Francis, Wisconsin  53235


Form 13F File Number: 28-11007


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel J. McNally
Title:  General Counsel
Phone:  414.294.7000

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel J. McNally              St. Francis, Wisconsin             5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $       27,150
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
3SBIO INC                    SPONSORED ADR  88575Y105      675   44,436 SH       SOLE                 44,436      0    0
APPLE INC                    COM            037833100      221      500 SH       SOLE                    500      0    0
CAPITAL BK FINL CORP         CL A COM       139794101    9,168  535,175 SH       SOLE                535,175      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR  34415V109    1,878   70,039 SH       SOLE                 70,039      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR  34415V109      268   10,000 SH  CALL SOLE                      0      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR  34415V109      861   32,100 SH  PUT  SOLE                 32,100      0    0
PENGROWTH ENERGY CORP        COM            70706P104    2,254  441,880 SH       SOLE                441,880      0    0
PEREGRINE SEMICONDUCTOR CORP COM            71366R703    6,438  658,974 SH       SOLE                658,974      0    0
TRANSGLOBE ENERGY CORP       COM            893662106    2,622  306,200 SH       SOLE                306,200      0    0
ZHONGPIN INC                 COM            98952K107    2,765  214,536 SH       SOLE                214,536      0    0


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